SHARE-BASED COMPENSATION - Restricted stock units (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2025 shares
Share based compensation [Line Items]
Granted (in shares)	33,273,785
Issued (in shares)	(9,352,379)
Forfeited / Unvested (in shares)	(4,067,738)
Reserved (in shares)	19,853,668
2022
Share based compensation [Line Items]
Granted (in shares)	4,931,000
Issued (in shares)	(3,202,582)
Forfeited / Unvested (in shares)	(808,872)
Reserved (in shares)	919,546
2023
Share based compensation [Line Items]
Granted (in shares)	7,979,250
Issued (in shares)	(3,339,765)
Forfeited / Unvested (in shares)	(1,631,263)
Reserved (in shares)	3,008,222
2024
Share based compensation [Line Items]
Granted (in shares)	12,091,227
Issued (in shares)	(2,810,032)
Forfeited / Unvested (in shares)	(1,627,603)
Reserved (in shares)	7,653,592
2025
Share based compensation [Line Items]
Granted (in shares)	8,272,308
Issued (in shares)	0
Forfeited / Unvested (in shares)	0
Reserved (in shares)	8,272,308